                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               -------------------
 Check here if Amendment [ ]; Amendment Number:
                                               --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:     GMT Capital Corp.
          ---------------------------------------------
 Address:  2100 RiverEdge Parkway
          ---------------------------------------------
           Suite 840
          ---------------------------------------------
           Atlanta, GA  30328-4656
          ---------------------------------------------

 Form 13F File Number:  28-
                            -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     George E. Case, III
          ---------------------------------------------
 Title:    Vice President
          ---------------------------------------------
 Phone:    770-989-8261
          ---------------------------------------------

 Signature, Place, and Date of Signing:
  /s/ George E. Case, III   Atlanta, GA                    11/8/00
 ------------------------- ----------------------------- --------------
 [Signature]                [City, State]                   [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]


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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:
                                          -------------------
 Form 13F Information Table Entry Total:
                                          -------------------
 Form 13F Information Table Value Total: $
                                          -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                 VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER      VOTING AUTHORITY
          ISSUER           CLASS       CISIP      (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

Arch Chemicals            Equities   03937R102  3,252,150.00   178,200    None          Sole          None            Sole
Avant! Corporation        Equities   053487104    547,500.00    30,000    None          Sole          None            Sole
Aware                     Equities   05453N100    550,550.00    14,300    None          Sole          None            Sole
Bellwether
 Exploration Company      Equities   079895207  1,680,871.87   218,650    None          Sole          None            Sole
Canadian Natural
 Resources                Equities   136385101  2,505,819.54    73,506    None          Sole          None            Sole
Carrington
 Laboratories, Inc.       Equities   144525102     19,250.00    11,000    None          Sole          None            Sole
Cellergy
 Pharmaceuticals          Equities   15115L103  2,592,416.00   324,052    None          Sole          None            Sole
Chromatics Color
 Sciences                 Equities   171116304     12,848.75    20,558    None          Sole          None            Sole
Ciber inc                 Equities   17163B102  1,204,500.00   146,000    None          Sole          None            Sole
Copytele Inc.             Equities   217721109    120,181.25    93,800    None          Sole          None            Sole
Crompton Corp
 (CK Witco)               Equities   12562C108    580,387.50    73,700    None          Sole          None            Sole
CSX Corporation           Equities   126408103    872,500.00    40,000    None          Sole          None            Sole
Datametrics Corp.         Equities   238085104     46,625.00    37,300    None          Sole          None            Sole
Diversinent Corp.
 (was Instant Publisher)  Equities   25536K204     98,406.25    16,750    None          Sole          None            Sole
EarthShell                Equities   27032B100    551,525.00   441,220    None          Sole          None            Sole
Eastman Chemical Company  Equities   277432100  1,920,750.00    52,000    None          Sole          None            Sole
Eclipse Surgical          Equities   278849104  1,995,120.00   498,780    None          Sole          None            Sole
Electronic Arts           Equities   285512109    575,752.00    11,661    None          Sole          None            Sole
EMerge Interactive Inc    Equities   29088W103     199231.25     12550    None          Sole          None            Sole
Ferro Corporation         Equities   315405100    629,062.50    33,000    None          Sole          None            Sole
Gliatech Inc.             Equities   37929C103    362,500.00    58,000    None          Sole          None            Sole
Gulf Indonesia
 Resources, Ltd.          Equities   402284103  1,338,712.50   123,100    None          Sole          None            Sole
HNC Software              Equities   40425P107  2,827,194.56    34,557    None          Sole          None            Sole
HomeGrocer.Com            Equities   43740K100    247,062.50    59,000    None          Sole          None            Sole
International Specialty
 Products Inc             Equities   460337108    182,750.00    34,000    None          Sole          None            Sole
Iowa Beef                 Equities   449223106  6,369,087.50   347,800    None          Sole          None            Sole
KTel                      Equities   482724200     78,340.62   113,950    None          Sole          None            Sole
Lubrizol Corp.            Equities   549271104  3,220,875.00   163,600    None          Sole          None            Sole
Network Peripherals       Equities   64121R100    951,150.00    55,950    None          Sole          None            Sole
Ocular Sciences           Equities   675744106  2,162,400.00   180,200    None          Sole          None            Sole
Presstek                  Equities   741113104    485,443.75    25,300    None          Sole          None            Sole
Prime Response Inc        Equities   74158B100        160000     40000    None          Sole          None            Sole
Rational Software         Equities   75409P202    693,750.00    10,000    None          Sole          None            Sole
Rehabilicare              Equities   758944102  1,394,375.00   485,000    None          Sole          None            Sole
Seven Seas Petro          Equities   817917107     45,450.00    15,150    None          Sole          None            Sole
Source Media              Equities   836153304    301,838.50    56,156    None          Sole          None            Sole
Sunrise Technology        Equities   86769L103  3,796,473.44   528,205    None          Sole          None            Sole
Swift Energy              Equities   870738101    365,750.00     8,800    None          Sole          None            Sole
Talisman Energy           Equities   87425E103  1,823,250.00    52,000    None          Sole          None            Sole
Tech Data Corp            Equities   878237106  2,017,800.00    47,200    None          Sole          None            Sole
Telebras                  Equities   885908103     42,750.00    19,000    None          Sole          None            Sole
Terayon Comm. Systems     Equities   880775101    712,687.50    21,000    None          Sole          None            Sole
To The Mart               Equities   89151P104     10,990.00    15,700    None          Sole          None            Sole
Travelocity.com
 (Preview Travel)         Equities   893953109    250,409.37    17,650    None          Sole          None            Sole
Trex Company Inc          Equities   89531P105    212,187.50     7,000    None          Sole          None            Sole
Upton Resources, Inc.     Equities   91685D102  2,524,830.00 1,202,300    None          Sole          None            Sole
Vision Sciences
 Inc. Delaware            Equities   927912105     82,500.00    60,000    None          Sole          None            Sole
VoiceStream
 Wireless Corp.           Equities   928615103    638,343.75     5,500    None          Sole          None            Sole
W P Carey & Co. LLC
 (Diversified)            Equities   14174P105  1,958,218.75   111,500    None          Sole          None            Sole
Wave Systems              Equities   943526103  1,404,135.75    83,829    None          Sole          None            Sole
Xybernaut                 Equities   984149104    314,687.50    53,000    None          Sole          None            Sole
Zixit Corporation
 (Custom Tracks)          Equities   98974P100    739,625.00    24,250    None          Sole          None            Sole
                                     -----------------------
                                      Total       57,671,015
                                     -----------------------
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